Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	1,671,728,493	1,359,837,393
Ordinary shares, shares outstanding	1,671,728,493	1,359,837,393